SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Nov. 30, 2020
Significant Accounting Policies [Abstract]
Schedule of Company and its subsidiaries at the end of the reporting period

These consolidated financial statements include the accounts of the Company and its subsidiaries at the end of the reporting period as follows:

	Incorporation	Percentage owned
		2020	2019	2018
Liquid Media Group (Canada) Ltd. (“Liquid Canada”)	Canada	100%	100%	100%
Companies owned by Liquid Canada:
Majesco Entertainment Company (“Majesco)	USA	0%	51%	51%

Schedule of estimated useful lives of intangible assets

Amortization expense is recorded on a straight-line basis beginning with the month the corresponding assets are available for use and over the estimated useful lives provided below:

Video game catalogues (years)	15
Platform coding (years)	3
Brands	indefinite